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                                                   PRUCO LIFE INSURANCE COMPANY
                                     PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

 PRUDENTIAL PREMIER VARIABLE ANNUITY Bb SERIES/SM/

                       Supplement dated February 23, 2009
                                       To
                 Prospectus dated May 1, 2008, as Supplemented

 This supplement should be read and retained with the prospectus and supplements for your Annuity. If you would like another copy of the prospectus or the supplements, please call us at 1-800-752-6342. The terms used in this supplement are defined in the Glossary of Terms in the Prospectus, unless specifically defined in a supplement to the Prospectus.

 The February 23, 2009 Supplement offering the following optional living benefits: Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO"), Spousal Highest Daily Lifetime 7 Plus with BIO and Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("LIA"), is hereby amended as follows.

 The "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges" Table on page 3 of your Supplement is hereby replaced in its entirety with the following Table. The Table is being revised to clarify how the Optional Benefit Fee is deducted from your Annuity. In the Table below, "AV" refers to Account Value and "PWV" refers to Protected Withdrawal Value.


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 The following line items are added to the prospectus (on page 6) section
 "Summary of Contract Fees and Charges - Your Optional Benefit Fees and Charges." The entire table of "Summary of Contract Fees and Charges" can be found on page 5 of your prospectus.

                     SUMMARY OF CONTRACT FEES AND CHARGES

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                     YOUR OPTIONAL BENEFIT FEES AND CHARGES
                                       /1/
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          OPTIONAL BENEFIT                OPTIONAL             TOTAL ANNUAL
                                         BENEFIT FEE/           CHARGE /2/
                                           CHARGE             for Bb Series
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
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                     1.50% of greater  0.95% + 1.50% of greater
                                        of AV and PWV         of AV and PWV
Current Charge                         0.75% of greater  0.95% + 0.75% of greater
                                        of AV and PWV         of AV and PWV
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SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge /3/                     1.50% of greater  0.95% + 1.50% of greater
                                        of AV and PWV         of AV and PWV
Current Charge                         0.90% of greater  0.95% + 0.90% of greater
                                        of AV and PWV         of AV and PWV
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HIGHEST DAILY LIFETIME 7 PLUS WITH BIO
Maximum Charge /3/                     2.00% of greater  0.95% + 2.00% of greater
                                        of AV and PWV         of AV and PWV
Current Charge                         1.10% of greater  0.95% + 1.10% of greater
                                        of AV and PWV         of AV and PWV
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SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BIO
Maximum Charge /3/                     2.00% of greater  0.95% + 2.00% of greater
                                        of AV and PWV         of AV and PWV
Current Charge                         1.10% of greater  0.95% + 1.10% of greater
                                        of AV and PWV         of AV and PWV
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HIGHEST DAILY LIFETIME 7 PLUS WITH LIA
Maximum Charge /3/                     2.00% of greater  0.95% + 2.00% of greater
                                        of AV and PWV         of AV and PWV
Current Charge                         1.10% of greater  0.95% + 1.10% of greater
                                        of AV and PWV         of AV and PWV
----------------------------------------------------------------------------------

 How Charge is Determined

 1. Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. 0.75% of the greater of the AV and the PWV is in addition to 0.95% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. 0.90% of the greater of the AV and the PWV is in addition to 0.95% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. 1.10% of the greater of the AV and the PWV is in addition to 0.95% annual charge of amounts invested in the Sub-accounts.
    Spousal Highest Daily Lifetime 7 Plus with BIO. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. 1.10% of the greater of the AV and the PWV is in addition to 0.95% annual charge of amounts invested in the Sub-accounts.
    Highest Daily Lifetime 7 Plus with LIA. Charge for this benefit is assessed against the greater of the Account Value ("AV") and the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. 1.10% of the greater of the AV and the PWV is in addition to 0.95% annual charge of amounts invested in the Sub-accounts.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
 3. We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

                                      2

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
                 [LOGO] Prudential
                 The Prudential Insurance Company of America
                 751 Broad Street
                 Newark, NJ 07102-3777
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